Transition to IFRS - Disclosure of Reconciliation of Cash Flow (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated statement of cash flows [line items]
Operating activities	$ 3,985,956	$ (18,099,931)
Investing activities	(3,096,687)	(380,548)
Financing activities	(888,776)	18,479,870
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents	15,342,947	14,032,791
Total	$ 15,343,440	14,032,182
Argentine GAAP [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		3,145,024
Investing activities		(282,816)
Financing activities		11,869,581
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents		1,001,522
Reclassification [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		(2,356,882)
Financing activities		2,356,882
Reclasification of Cash and Cash Equivalents [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		3,996,496
Intangible assets 1 [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		230,783
Adjustments that affect cash flow from operating activities [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		(17,274,460)
Investing activities		25,072
Financing activities		(1,710,092)
IAS 29 Restatement [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		(5,840,892)
Investing activities		(122,804)
Financing activities		5,963,499
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents		404,724
Exposure to changes in the purchasing power of money on cash and cash equivalents [member]
Disclosure of consolidated statement of cash flows [line items]
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents		12,626,546
Argentine GAAP [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		3,145,024
Investing activities		(282,816)
Financing activities		11,869,581
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents		1,001,522
Total		15,733,311
IFRS Adjustments [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		(21,244,955)
Investing activities		(97,732)
Financing activities		6,610,289
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents		$ 13,031,269